NON-CASH TRANSACTIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Cash Transactions [abstract]
Acquisition of financed property, plant and equipment	$ 1,688,989	$ 3,071,897	$ 2,773,309
Right of use assets and lease liabilities	693,629	111,491	13,686
Delivery of shares – benefit plans	$ 63,339	$ 77,665	0
Sale of interest in Yguazú Cementos S.A.			$ 1,731,008